Auditor fees (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Auditor fees
Audit fees	€ 181	€ 175	€ 165
Audit-related fees	261	140	39
Total	€ 442	€ 315	€ 204